Notes Payable (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Short term notes payable	$ 110,794	$ 117,972	$ 121,905
Long term notes payable	186,298		$ 2,971
2013 Secured Note [Member]
Short term notes payable		2,972
Manzo Note [Member]
Short term notes payable		115,000
2016 Secured Note [Member]
Short term notes payable	110,794
Long term notes payable	$ 186,298